Fair Value Measurements (Tables)	6 Months Ended
Jul. 31, 2022
Fair Value Measurements
Schedule of financial instruments measured at fair value on recurring basis

	Level 1	Level 2	Level 3	Total
Assets:
Equity derivative contracts	—	10,237	—	10,237

Liabilities:
Contingent consideration	—	—	27,579	27,579

The following table shows the Company’s financial instruments measured at fair value on a recurring basis as of January 31, 2022:

	Level 1	Level 2	Level 3	Total
Assets:
Equity derivative contracts	—	10,863	—	10,863

Liabilities:
Contingent consideration	—	—	12,990	12,990

Schedule of changes in fair value measurements

Level 3
Balance at January 31, 2022	12,990
Increase from acquisitions	23,373
Cash payments	(10,517)
Charges through profit or loss	1,833
Effect of movements in foreign exchange	(100)
Balance at July 31, 2022	27,579